Income Taxes (Details - Deferred tax asset) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Deferred Tax Asset	$ 187,504	$ 14,568
Deferred Tax Asset, Percentage	21.00%	21.00%
Less Valuation Allowance	$ (187,504)	$ (14,568)
Less Valuation Allowance, Percentage	(21.00%)	(21.00%)
Net Deferred Tax Asset	$ 0	$ 0
Net Deferred Tax Asset, Percentage	0.00%	0.00%